Share-based Compensation (Schedule of Nonvested Shares Granted) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Nonvested shares [Member]
Schedule of Nonvested Shares Roll Forward
Outstanding at beginning of period	8,184,251		11,133,594		11,058,219
Granted	4,845,877		3,255,976		1,670,000
Vested	(3,136,471)		(5,824,709)		(1,379,985)
Forfeited	(1,121,419)		(380,610)		(214,640)
Outstanding at end of period	8,772,238		8,184,251		11,133,594
Vested and to be transferred to grantees	15,378,240
Vested and expect to vest	24,150,478
Weighted average fair value per nonvested share at grant date	$ 12.03	[1]	$ 7.76	[1]	$ 1.80	[1]
Allocated Share-based Compensation Expense	$ 23,608		$ 13,485		$ 4,006
Unrecognized share-based compensation expense relating to nonvested share	$ 38,798
Period for Recognition of Unrecognized share-based compensation expense (in years)	2 years 9 months
Nonvested shares granted to hire certain key technical persons [Member]
Schedule of Nonvested Shares Roll Forward
Granted					20,000

[1]	The fair value of the underlying ordinary shares is the same as the fair value of the nonvested shares when calculating the weighted average fair value per nonvested share at the grant date.